Recent Accounting Pronouncements (Audited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Recent Accounting Pronouncements (Audited)

NOTE 8. Recent Accounting Pronouncements

The Company's management has evaluated all the recently issued accounting pronouncements through the filing date of these financial statements and does not believe that any of these pronouncements will have a material impact on the Company's financial position and results of operations.